Long term debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long term debt

	Note	December 31, 2021	December 31, 2020
			Note 22
Credit Facility	8(a)	$110,000	$220,000
Convertible debentures	8(b)	129,750	55,000
Mortgages	8(e)	30,000	21,206
Financing obligations	8(c)	47,945	50,923
Promissory notes	8(d)	13,210	12,726
Unamortized deferred financing costs	8(f)	(5,178)	(2,196)
		$325,727	$357,659
Less: current portion of long-term debt		(19,693)	(16,263)
		$306,034	$341,396

	December 31, 2021	December 31, 2020
Cost	$6,351	$2,784
Accumulated amortization	1,173	588
	$5,178	$2,196

Schedule of convertible debt
b) Convertible debentures

	December 31, 2021	December 31, 2020
5.50% convertible debentures	$74,750	$—
5.00% convertible debentures	55,000	55,000
	$129,750	$55,000
The terms of the convertible debentures are summarized as follows:

	Date of issuance	Maturity	Conversion price	Share equivalence per $1000 debenture	Debt issuance costs
5.50% convertible debentures	June 1, 2021	June 30, 2028	$24.75	$40.4040	$3,531
5.00% convertible debentures	March 20, 2019	March 31, 2026	$26.25	$38.0952	$2,691